DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Mar. 31, 2012
Entity Registrant Name	Infinity Cross Border Acquisition Corp
Entity Central Index Key	0001518205
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	inxbu
Entity Common Stock, Shares Outstanding	0
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

BALANCE SHEET (USD $)	Mar. 31, 2012
ASSETS
Cash	$ 152
Prepaid expenses	0
Deferred offering costs (Note 2)	62,500
Total Assets	62,652
LIABILITIES AND STOCKHOLDERS' EQUITY
Note and advances payable to affiliate	55,940
Accrued offering costs	8,836
Accrued expenses	0
Total current liabilities	64,776
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares, no par value; unlimited shares authorized; 1,437,500* shares issued and outstanding; 1,437,500 issued and outstanding (Note 4)	0
Additional paid-in capital	25,000
Deficit accumulated during the development stage	(27,124)
Total shareholders' equity (deficit)	(2,124)
Total liabilities and shareholders' equity (deficit )	$ 62,652

BALANCE SHEETS [Parenthetical]	Mar. 31, 2012
Common stock, shares, issued	1,437,500 [1]
Common stock, shares, outstanding	1,437,500

[1]	includes shares after the Forward Split effectuated on May 24, 2012

STATEMENT OF OPERATIONS (USD $)	12 Months Ended
Mar. 31, 2012
Formation and operating costs	$ 27,124
Net loss applicable to ordinary shareholders	$ (27,124)
Weighted average number of ordinary shares outstanding Basic and diluted (in shares)	1,437,500
Net loss per ordinary share - Basic and diluted (in dollars per share)	$ (0.02)

STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Apr. 05, 2011		$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at Apr. 05, 2011		0
Sale of ordinary shares to Sponsors		0	25,000	0	25,000
Sale of ordinary shares to Sponsors (in shares)		1,150,000
Share increase as a result of a 1.25 for 1 forward stock split* (in shares)	[1]	287,500
Net loss for the period				(27,124)	(27,124)
Balance at Mar. 31, 2012		$ 0	$ 25,000	$ (27,124)	$ (2,124)
Balance (in shares) at Mar. 31, 2012		1,437,500

[1]	includes shares after the Forward Split effectuated on May 24, 2012

STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
Mar. 31, 2012
Sale Of Stock Price Per Share To Sponsors	$ 0.022
Stock Split Ratio	1.25 for 1

STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
Mar. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss for the period	$ (27,124)
Change in operating liabilities:
Prepaid expenses	0
Accrued expenses	0
Net cash used in operating activities	27,124
CASH FLOWS FROM FINANCING ACTIVITIES
Deferred offering costs	(53,664)
Proceeds from sale of ordinary shares to Sponsor	25,000
Proceeds from note and advances payable to affiliate	55,940
Net cash provided by financing activities	27,276
Net increase in cash	152
Cash
Beginning of period	0
End of period	152
SUPPLEMENTAL SCHEDULE FOR NON-CASH FINANCING ACTIVITIES
Deferred offering costs included in accrued offering costs	$ 8,836

Organization and Business Operations	12 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Operations [Text Block]

1. Organization and Business Operations

Incorporation

Infinity Cross Border Acquisition Corporation f/k/a Infinity China 1 Acquisition Corporation (the “Company”) was incorporated in the British Virgin Islands on April 6, 2011.

Sponsor

The Company’s sponsors are Infinity I-China Fund (Cayman), L.P., Infinity I-China Fund (Israel), L.P., Infinity I-China Fund (Israel 2), L.P. and Infinity I-China Fund (Israel 3), L.P. (collectively, the “Sponsors”). The general partner of each of aforementioned funds is Infinity-CSVC Partners, Ltd., a Cayman Islands exempted company.

Fiscal Year End

The Company has selected March 31 as its fiscal year end.

Business Purpose

The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation, contractual control arrangement with, purchasing all or substantially all of the assets of, or engaging in any other similar business combination with one or more businesses or entities (an “Initial Business Combination”).

Business Combination

An Initial Business Combination is subject to the following size, focus and shareholder approval provisions:

Size — The prospective target business or businesses must have a fair market value that is at least equal to 80% of the balance of the Trust Account at the time of the execution of a definitive agreement with such target. The Company will not consummate an Initial Business Combination unless it acquires a controlling interest in a target company or is otherwise not required to register as an investment company under the Act.

Focus — The Company will seek to identify, acquire and operate a business located in Canada, Europe, Africa or Israel, although the Company may pursue acquisition opportunities in other geographic regions.

Tender Offer/Shareholder Approval  — The Company, after signing a definitive agreement for an Initial Business Combination, will either (i) provide shareholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the trust account held at J.P. Morgan Chase N.A., London Branch (the “Trust Account”), including interest but less taxes payable plus amounts released to fund working capital requirements, or (ii) if the Company loses its status as a foreign private issuer (“FPI”) and is subject to the Exchange Act rules applicable to domestic issuers, seek shareholder approval of the Initial Business Combination at a meeting called for such purpose in connection with which shareholders may seek to redeem their shares, regardless of whether they vote for or against the Initial Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable plus amounts released to fund working capital requirements. The decision as to whether the Company will seek shareholder approval of the Initial Business Combination or will allow shareholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as whether the Company is deemed a FPI, the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval. If the Company seeks shareholder approval, it will consummate its Initial Business Combination only if a majority of the outstanding ordinary shares voted are voted n favor of the Initial Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Furthermore, the redemption threshold may be further limited by the terms and conditions of the Initial Business Combination. In such case, the Company would not proceed with the redemption of its Public Shares and the related Initial Business Combination, and instead may search for an alternate Initial Business Combination.

Regardless of whether the Company holds a shareholder vote or a tender offer in connection with an Initial Business Combination, a public shareholder will have the right to redeem their Public Shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable plus amounts released to fund working capital requirements. As a result, such Ordinary Shares are recorded at redemption/tender value and classified as temporary equity as of the completion of the Company’s initial public offering (the “Public Offering” or the “IPO”), in accordance with Financial Accounting Standards Board, or FASB, Accounting Standards Codification, Accounting Standards Codification (“ASC”) Topic 480, “Distinguishing Liabilities from Equity.”

Liquidation  — If the Company does not consummate an Initial Business Combination within 18 (or 21 months) from the closing of the Public Offering, the Company (i) will, as promptly as reasonably possible but no more than five business days thereafter, distribute the aggregate amount then on deposit in the Trust Account (less up to $50,000 of the net interest earned thereon to pay dissolution expenses), pro rata, to holders of Public Shares by way of redemption and (ii) intends to cease all operations except for the purposes of any winding up of its affairs. This redemption of public shareholders from the Trust Account shall be done automatically by function of the Company’s memorandum and articles of association and prior to any voluntary winding up, although at all times subject to the BVI Business Companies Act, 2004 of the British Virgin Islands.

In the event of liquidation, it is likely the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per share in the Public Offering (assuming no value is attributed to the Public Warrants discussed in Note 3).

Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

2. Significant Accounting Policies

Basis of Presentation

The accompanying financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the Securities and Exchange Commission.

Development Stage Company

The Company is considered to be in the development stage as defined by FASB ASC 915, “Development Stage Entities,” and is subject to the risks associated with activities of development stage companies. The Company has neither engaged in any operations nor generated any income to date. All activity through the date the financial statements were issued related to the Company’s formation and preparation for the Public Offering. The Company will not generate any operating revenues until after completion of an Initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on the designated Trust Account.

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of Ordinary Shares outstanding during the period. Diluted net loss per share is computed by dividing net loss per share by the weighted average number of Ordinary Shares outstanding, plus to the extent dilutive, the incremental number of Ordinary Shares to settle warrants held by the Sponsors (see Note 5), as calculated using the treasury stock method. During the period from inception through March 31, 2012, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into Ordinary Shares and then share in the earnings of the Company. As a result, dilutive loss per Ordinary Share is equal to basic loss per Ordinary Share.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes

The Company was incorporated in the British Virgin Islands, and as such, is not subject to corporate income taxes. The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that reduces ending retained earnings. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2012. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest expense or penalties have been recognized as of and for the period ended March 31, 2012. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company may be subject to potential examination by U.S. federal, U.S. state or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Deferred Offering Costs

Deferred offering costs consist principally of legal and accounting fees incurred through the balance sheet date that are related to the Public Offering and that were charged to capital upon the receipt of the capital raised.

Fair Value of Financial Instruments

Unless otherwise disclosed, the fair values of financial instruments, including cash and the note payable to related party, approximate their carrying amount due primarily to their short-term nature.

Recent Accounting Pronouncements

Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

3. Related Party Transactions

Founder Shares  — In April 2011, the Sponsors purchased 1,150,000 ordinary shares as adjusted, (the “Founder Shares”) for $25,000, or approximately $0.022 per share. On May 24, 2012, the Company effectuated a 1.25-for-1 forward split of the outstanding Ordinary Shares, leaving the Sponsors and initial shareholders with 1,437,500 founder shares.

Forfeiture  — The Founder Shares include 187,500 Ordinary Shares that are subject to forfeiture if and to the extent the underwriters’ over-allotment option is not exercised, so that the initial shareholders will own 20% of the Company’s issued and outstanding shares after the Public Offering.

Rights  — The Founder Shares are identical to the Ordinary Shares included in the Public Units in the Public Offering except that (i) the Founder Shares are subject to certain transfer restrictions, as described in more detail below, and (ii) the initial shareholders have agreed to waive their redemption rights with respect to the Founder Shares and any Public Shares they purchase in connection with the Initial Business Combination and have also waived their redemption rights with respect to the Founder Shares if the Company fails to consummate an Initial Business Combination within 18 (or 21) months from the closing of the Public Offering.

Voting  — If the Company seeks shareholder approval of its Initial Business Combination, the initial shareholders have agreed to vote the Founder Shares and any Public Shares purchased during or after the Public Offering in favor of the Initial Business Combination.

Liquidation  — Although the initial shareholders and their permitted transferees have waived their redemption rights with respect to the Founder Shares if the Company fails to consummate an Initial Business Combination within 18 (or 21) months from the closing of the Public Offering, they are entitled to redemption rights with respect to any Public Shares they may own.

Disposition Restrictions

The initial shareholders have agreed not to transfer, assign or sell any of their Founder Shares (except in limited circumstances to permitted assigns) until the earlier of (1) one year after the completion of its Initial Business Combination and (2) the date on which the Company consummate a liquidation, share exchange, share reconstruction and amalgamation, or other similar transaction after its Initial Business Combination that results in all of its shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-Up Period”). Notwithstanding the foregoing, if the Company’s share price reaches or exceeds $9.60 for any 20 trading days within at least one 30-trading day period during the Lock-Up Period, 50% of the Founder Shares will be released from the lock-up and, if the Company’s share price reaches or exceeds $12.00 for any 20 trading days within at least one 30-trading day period during such Lock Up Period, the remaining 50% of the Founder Shares shall be released from the lock-up. The Sponsors have agreed not to transfer, assign or sell any of the Sponsor Warrants including the Ordinary Shares issuable upon exercise of the Sponsor Warrants until after the completion of an Initial Business Combination.

Administrative Services

The Company has agreed to pay $10,000 per month for up to 21 months for office space, utilities and secretarial and administrative services to Infinity-C.S.V.C. Management Ltd, an affiliate of the Company’s sponsors. Services will commence on the date the securities commence trading on NASDAQ and will terminate upon the earlier of (i) the consummation of an Initial Business Combination or (ii) the liquidation of the Company.

Note and advances Payable

In April, 2011, the Company issued an unsecured promissory note for $45,000 to the Sponsors and received from the Sponsors advances in the amount of $10,940; proceeds from the loan and the advances were used to fund a portion of the organizational and offering expenses owed by the Company to third parties. The principal balances of the loan and the advances are repayable on the earlier of (i) the date of the consummation of the Public Offering or (ii) September 30, 2012. The principal balance is pre-payable without penalty at any time in whole or in part. No interest accrues on the unpaid principal balance of the loan and the advances. The loan and the advances will be repaid upon the consummation of the Public Offering. Due to the short-term nature of the loan and the advances, their fair value approximates its carrying amount.

Shareholders' Equity	12 Months Ended
Mar. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

4. Shareholders’ Equity

Ordinary Shares

The Company has unlimited Ordinary Shares authorized. Holders of the Company’s Ordinary Shares are entitled to one vote for each Ordinary Share. At March 31, 2012, there were 1,150,00 Ordinary Shares outstanding which increased to 1,437,500 founder shares after the forward split.

Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

5. Subsequent Events

On July 19, 2012, the Company priced the Public Offering of 5,000,000 units (the “IPO Units”), each unit (a “Unit”) consisting of one ordinary share, no par value per share (the “Ordinary Shares”), and a warrant (a “Warrant”) to purchase one Ordinary Share, pursuant to the registration statement on Form S-1 as amended on Form F-1 (File No. 333-173575) (the “Registration Statement”).  The closing of the IPO was consummated on July 25, 2012. Simultaneously with the closing of the IPO, the Company closed a private placement (the “Private Placement”) where it sold an aggregate of 4,000,000 Warrants to the Company’s sponsors (the “Sponsor Warrants”) and 400,000 Warrants (“Placement Warrants”) to EarlyBird Capital, Inc. (“EarlyBird” or “EBC”).

On July 26, 2012, EBC exercised its over-allotment option in full and, on July 27, 2012, purchased all 750,000 of the over-allotment units, which were sold at an offering price of $8.00 per Unit, generating gross proceeds of $6,000,000. As a result, the initial shareholders of the Company were not obligated to forfeit any of the 187,500 Ordinary Shares held by them that had been subject to forfeiture to the extent EBC did not exercise the over-allotment option in full. On July 27, 2012, simultaneously with the closing of the sale of the over-allotment units, the Company consummated the private sale of 420,000 warrants at a price of $0.50 per warrant, for an aggregate purchase price of $210,000 as part of the Private Placement. The private warrants, which were purchased by the Sponsors and EBC are identical to the Sponsor Warrants and Private Placement Warrants.

After giving effect to the IPO, the sale of the over-allotment units and the private placement of all the Warrants, a total of $46,000,000 (or $8.00 per public share) was placed in a trust account established for the benefit of the Company’s public shareholders.

In connection with the IPO, the Company entered into various written agreements, including the following: (i) an underwriting agreement with EarlyBird, as representative of the underwriters; (ii) an investment management trust agreement (the “Trust Agreement”) with Continental Stock Transfer and Trust Company (“CST”); (iii) a registration rights agreement with the initial holders of the Company’s securities; (iv) a warrant agreement with CST; (v) a letter agreement with the Sponsors, officers and directors of the Company; (vi) an administrative services agreement and (vii) a Merger and Acquisition Agreement (the “M&A Agreement”) with EarlyBird.  In addition, the Company has caused to be filed with the Registrar of Corporate Affairs, BVI Financial Services Commission, its amended and restated memorandum and articles of association (“Memorandum and Articles”).

Underwriting Agreement

On July 19, 2012, the Company entered into an underwriting agreement (the “Underwriting Agreement”) relating to the sale of the IPO Units.

A portion of the proceeds of the IPO and the Private Placement were placed into the Trust Account (as defined below) and will be released upon the earlier of the Company’s (a) consummation of an Initial Business Combination by January 25, 2014 (or by April 25, 2014, if the Company has entered into a definitive agreement with a target business but has not yet consummated an Initial Business Combination by January 25, 2014) or (b) a redemption of the Ordinary Shares issued in the IPO prior to any voluntary winding-up in the event the Company does not consummate an Initial Business Combination within the required time frame, as described in the Registration Statement and the Memorandum and Articles.  The Underwriting Agreement provides for an underwriters’ discount in an amount equal to 3.5%, or $1,610,000, of the gross proceeds of the IPO (including the underwriter’s discount with respect to the over-allotment option).

Pursuant to the terms of the Underwriting Agreement, the sale of the IPO Units was completed on July 25, 2012 at a purchase price of $7.72 (the offering price to the public of $8.00 per Unit minus the underwriters’ discount of $0.28 per Unit). On July 26, 2012, EBC exercised its over-allotment option in full and, on July 27, 2012, purchased all 750,000 of the over-allotment units, which were sold at an offering price of $8.00 per Unit, generating gross proceeds of $6,000,000.

The Underwriting Agreement includes certain customary representations, warranties and covenants by the Company.  It also provides that the Company will indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act, or contribute to payments the Underwriters may be required to make because of any of those liabilities.

Merger and Acquisition Agreement

On July 19, 2012, the Company entered into the M&A Agreement with EarlyBird wherein the Company has agreed to engage EarlyBird as an investment banker in connection with the Initial Business Combination to provide it with assistance in negotiating and structuring the terms of the Initial Business Combination. The Company anticipates these services will include assisting the Company with valuing and structuring any proposed offer to be made to a target business and negotiating a letter of intent and/or definitive agreement with any potential target business. The Company will pay EarlyBird a cash fee for such services upon the consummation of the Initial Business Combination in an amount equal to $860,000 (the “M&A Fee”). Such amount may be paid out of the funds held in the Trust Account.

Investment Management Trust Agreement

On July 19, 2012, the Company entered into the Trust Agreement with CST, acting in its capacity as trustee.  In accordance with the terms of the Trust Agreement, a portion of the proceeds from the IPO and the Private Placement in an aggregate amount of $46,000,000 (including proceeds received from EBC’s exercise of its over-allotment option) will be deposited into the Trust Account.  The funds in the Trust Account will not be released until the earlier of the Company’s (a) consummation of the Initial Business Combination or (b) redemption of the Ordinary Shares sold in the IPO if the Company is unable to consummate an Initial Business Combination by January 25, 2014 (or by April 25, 2014, if the Company has entered into a definitive agreement with a target business but has not yet consummated an Initial Business Combination by January 25, 2014), as described in the Registration Statement and the Memorandum and Articles. The Company is permitted under the Trust Agreement, notwithstanding the foregoing, to draw amounts from the interest earned on the amount in the Trust Account to pay taxes and for working capital requirements.  The proceeds held in the Trust Account may be invested by the trustee solely in (i) US Treasuries with a maturity of 180 days or less, (ii) in any open ended investment company that holds itself out as a registered money market fund, which invests in U.S. Treasuries, or (iii) in any open ended investment company that holds itself out as a money market fund, which invests in U.S. Treasuries selected by the Company meeting the conditions of paragraphs (c)(2), (c)(3) and (c)(4) of Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended (the “Company Act”); and, with respect to option (iii) above, accompanied by an opinion of counsel reasonably satisfactory to EarlyBird that such investment would not cause the Company to be an investment company under the Company Act.

Holders of the Ordinary Shares underlying the IPO Units (the “IPO Shares”) are entitled to receive funds from the Trust Account equal to their pro rata share of the aggregate amount then on deposit in the Trust Account (net of taxes payable) in the event the IPO Shares are redeemed by the Company.  If the Company conducts the redemption pursuant to the tender offer rules, the redemption price payable per IPO Share will be equal to the amount held in the Trust Account as of two business days prior to the commencement of the tender offer including interest but net of taxes payable divided by the total number of IPO Shares.

If and only if the Company is no longer a “foreign private issuer” as defined under Rule 3b-4 of the Securities and Exchange Act of 1934, as amended (“Exchange Act”), and the Company proceeds with a redemption of the IPO Shares in conjunction with a proxy solicitation under the proxy rules pursuant to Regulation 14A of the Exchange Act and not the tender offer rules because it is required by British Virgin Islands law or the Nasdaq Capital Market to seek shareholder approval of the Initial Business Combination or if it decides to seek shareholder approval for business reasons, the Company will offer to redeem the IPO Shares at a redemption price equal to the pro rata share of the aggregate amount on deposit in the Trust Account, including any amounts representing interest earned on the Trust Account, less taxes and amounts released to the Company for working capital purposes, in accordance with the proxy solicitation rules.  The Company will distribute to holders of IPO Shares no less than $8.00 per share whether or not the redemption is pursuant to the tender offer or proxy rules. In the event an Initial Business Combination is consummated, all sums remaining in the Trust Account shall be released to the Company and there will be no restriction on the Company’s use of such funds.

Registration Rights Agreement

On July 19, 2012, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the initial holders of the Company’s securities (including the holders of the Sponsor Warrants and Placement Warrants and underlying Ordinary Shares).

Parties to the Registration Rights Agreement may (a) make up to three demands of the Company to register for sale the securities covered under the agreement under the Securities Act of 1933, as amended (“Securities Act”), provided, however, that EarlyBird shall only have one such demand right or (b) have a right to include such securities in other registration statements filed by the Company.

Unit Purchase Option

At the closing of the IPO, the Company also sold to the underwriters, for $100, an option to purchase a total of 500,000 units (“Unit Purchase Option”) at an exercise price of $8.80 per unit (“Option Units”).  The Option Units are identical to the IPO Units.  Holders of the Option Units have certain demand and “piggy-back” registration rights as described in the Unit Purchase Option.

Warrant Agreement

On July 19, 2012, the Company entered into a warrant agreement (the “Warrant Agreement”) with CST pursuant to which CST shall act as warrant agent in connection with the issuance, registration, transfer, exchange, redemption and exercise of the Warrants underlying the IPO Units (the “Public Warrants”), the Sponsor Warrants, the Placement Warrants and the warrants underlying the Option Units (collectively, the “Company Warrants”).  A Warrant may be exercised at a price of $7.00 per share during the period commencing on the later of: (i) the date on which the Company completes the Initial Business Combination or (ii) July 25, 2013, and terminating at 5:00 p.m., New York City time on the earlier to occur of: (x) the date that is three (3) years after the date on which the Company completes its Initial Business Combination, (y) the liquidation of the Company, or if the Company fails to consummate an Initial Business Combination or (z) other than with respect to the Sponsor Warrants, Placement Warrants and those Public Warrants repurchased by the Sponsors pursuant to a 10b5-1 plan, the date the Company elects to redeem all of the Public Warrants as provided in Section 6.2 of the Warrant Agreement.

The Sponsor Warrants, Placement Warrants and any Repurchased Public Warrants (as defined in the Warrant Agreement) are identical to the Public Warrants, except that (a) so long as they are held by the sponsors or EarlyBird or any of their permitted transferees, the Sponsor or Placement Warrants, as applicable, and the Repurchased Public Warrants: (i) may be exercised for cash or on a cashless basis, (ii)  may not be transferred, assigned or sold until after the completion by the Company of the Initial Business Combination and (iii) shall not be redeemable by the Company; and (b) the period during which the Placement Warrants are exercisable may not be extended beyond the date that is five years from the effective date of the Registration Statement. No amendment to the Warrant Agreement shall amend the expiration date of the Public Warrants to a date prior to 30 days following the Initial Business Combination without the written approval of EarlyBird.

The Warrant Agreement provides for, among other things, the form and provisions of the Company Warrants and the manner in which the Company Warrants may be exercised.  The Warrant Agreement also contains certain anti-dilution provisions and the manner in which the Company Warrants may be redeemed.

Letter Agreement

On July 19, 2012, the Company entered into a letter agreement (the “Letter Agreement”) with the sponsors, officers and directors of the Company.   The Company’s sponsors have agreed, pursuant to the Letter Agreement, to be liable to the Company if and to the extent any claim by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduces the amount in the Trust Account to below $8.00 per share, except as to any claims by a third party which has executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the Underwriters against certain liabilities, including liabilities under the Securities Act. In the event that an executed waiver is deemed to be unenforceable against a third party, the sponsors will not be responsible to the extent of any liability for such third party claims.

All shares owned by the initial shareholders prior to the IPO (the “Founder Shares”) are subject to a lock-up until the earliest of: (i) one year after the completion of the Initial Business Combination or (ii) the Company consummates a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Ordinary Shares for cash, securities or other property following consummation of the Initial Business Combination (the “Lock-Up Period”). During such time, the initial shareholders shall not, except as described in the Registration Statement, (A) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act and the rules and regulations of the SEC promulgated thereunder, with respect to Founder Shares, (B) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of the Founder Shares, whether any such transaction is to be settled by delivery of Ordinary Shares or such other securities, in cash or otherwise, or (C) publicly announce any intention to effect any transaction specified in clause (A) or (B); provided, however, if the last sales price of the Ordinary Shares reaches or exceeds $9.60 for any 20 trading days within any 30-trading day period during the Lock-Up Period, 50% of the Founder Shares will be released from the lock-up and, if the last sales price of the Ordinary Shares reaches or exceeds $12.00 for any 20 trading days within any 30-trading day period during the Lock-Up Period, the remaining 50% of the Founder Shares shall be released from the lock-up (as the same may be adjusted for share splits, share dividends, reorganizations, recapitalizations and the like).

Until after the completion of the Initial Business Combination (the “Warrant Lock-Up Period”), each of the initial warrant holders who purchased the Sponsor Warrants, shall not, except as described in the Registration Statement, (A) sell, offer to sell, contract or agree to sell, hypothecate, pledge, grant any option to purchase or otherwise dispose of or agree to dispose of, directly or indirectly, or establish or increase a put equivalent position or liquidate or decrease a call equivalent position within the meaning of Section 16 of the Exchange Act, and the rules and regulations of the SEC promulgated thereunder, with respect to the Sponsor Warrants and the Ordinary Shares underlying the Sponsor Warrants, (B) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of the Sponsor Warrants and the Ordinary Shares underlying the Sponsor Warrants, whether any such transaction is to be settled by delivery of the Ordinary Shares or such other securities, in cash or otherwise, or (C) publicly announce any intention to effect any transaction specified in clause (A) or (B).

Notwithstanding the foregoing, each of the initial shareholders and warrant holders may transfer the Founder Shares and/or Sponsor Warrants and the respective Ordinary Shares underlying the Sponsor Warrants: (i) to the officers or directors of the Company, any affiliates or family members of any of the Company’s officers or directors, any of the sponsors, or any affiliates of the sponsors, including any member of management of any of the sponsors; (ii) by gift to a member of one of the members of the sponsor’s immediate family or to a trust, the beneficiary of which is a member of one of the members of the sponsor’s immediate family, an affiliate of the sponsors; (iii) by virtue of laws of descent and distribution upon death of the officers, directors or one of the members of such sponsor; (iv) pursuant to a qualified domestic relations order; or (v) by virtue of the laws of the jurisdiction of organization of any Sponsor upon dissolution of such sponsor; provided, however, that these permitted transferees enter into a written agreement with the Company agreeing to be bound by the forfeiture restrictions and transfer restrictions set forth above.

During the lock-up periods, holders of Ordinary Shares will retain all other rights as shareholders, including, without limitation, the right to vote their respective Ordinary Shares and to receive dividends payable in cash with respect to all Company securities owned on condition that all dividends payable in Ordinary Shares or other non-cash property become subject to the applicable lock-up periods and early release as described above.

All parties to the Letter Agreement have agreed to waive, with respect to any Ordinary Shares held by them, any redemption rights such party may have in connection with the consummation of an Initial Business Combination, including, without limitation, any such rights available in the context of a shareholder vote to approve such Initial Business Combination or in the context of a tender offer made by the Company to purchase Ordinary Shares.  The parties are entitled to redemption rights with respect to any Ordinary Shares purchased by them in the open market if the Company fails to consummate an Initial Business Combination within the allotted time period.

Each of the parties to the Letter Agreement have agreed not to propose an amendment to the Memorandum and Articles that would affect the substance or timing of the Company's redemption obligation, as described in the Registration Statement.

Administrative Services Agreement

Infinity-C.S.V.C. Management Ltd., an affiliate of the sponsors, has agreed that commencing on July 20, 2012, it will provide to the Company at a cost of $10,000 per month, office space, secretarial and administrative services until the earlier of (a) the successful completion of the Initial Business Combination or (b) the date on which the Company is dissolved and liquidated.